Derivative Liabilities (Tables)	9 Months Ended
Sep. 30, 2013
Derivative Liabilities [Abstract]
Schedule Of Derivative Liabilities At Fair Value

	September 30,	December 31,
	2013	2012
Series C preferred embedded derivative	$5,914	$7,205
Warrant derivative	5,527	8,730
Derivative liabilities, at fair value	$11,441	$15,935